PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment, Net

	June 30,	December 31,
	2014	2013
Laboratory equipment	$1,097,494	$1,082,438
Computer/office equipment and software	90,675	87,563
Furniture, fixtures and office equipment	18,772	18,772
Leasehold improvements	112,507	112,507
	1,319,448	1,301,280
Less - Accumulated depreciation and amortization	(694,921)	(553,392)
	$624,527	$747,888

	December 31,
	2013	2012
Laboratory equipment	$1,082,438	$1,035,280
Computer/office equipment and software	87,563	71,672
Furniture, fixtures and office equipment	18,772	18,772
Leasehold improvements	112,507	112,507
	1,301,280	1,238,231
Less - Accumulated depreciation and amortization	(553,392)	(272,666)
	$747,888	$965,565